Supplement (Vanguard STAR Fund)	12 Months Ended
Oct. 31, 2011
Participant
Supplement Text
Supplement Text:

[SHIP LOGO]

Vanguard STAR(R) Fund

Supplement to the Prospectus and Summary Prospectus for Participants

New Benchmark

The Dow Jones U.S. Total Stock Market Index, one of several equity performance benchmarks for the Fund, has been replaced with the Dow Jones U.S. Total Stock Market Float Adjusted Index. While the former index represented all U.S. equity securities, the float-adjusted version of the index excludes shares of securities that are not available for public trading. Returns for the new benchmark will be included in future prospectus updates.

Additionally, the following table replaces a similar table under 'Annual Total Return':

Average Annual Total Returns for Periods Ended December 31, 2011

1 Year 5 Years 10 Years

Vanguard STAR Fund Investor Shares 0.77% 2.33% 5.20%

Comparative Benchmarks

(reflect no deduction for fees or expenses)

MSCI US Broad Market Index 1.08% 0.29% -

Dow Jones U.S. Total Stock Market Index) 0.52 0.28 3.90

Barclays U.S. Aggregate Bond Index 7.84 6.50 5.78

MSCI EAFE Index -12.14 -4.72 4.67

STAR Composite Index 0.87 2.64 5.01

STAR Composite Average -1.90 1.15 3.72

PS DJB2_122012

Retail
Supplement Text
Supplement Text:

[SHIP LOGO]

Vanguard STAR(R) Fund

Supplement to the Prospectus and Summary Prospectus

New Benchmark

The Dow Jones U.S. Total Stock Market Index, one of several equity performance benchmarks for the Fund, has been replaced with the Dow Jones U.S. Total Stock Market Float Adjusted Index. While the former index represented all U.S. equity securities, the float-adjusted version of the index excludes shares of securities that are not available for public trading. Returns for the new benchmark will be included in future prospectus updates.

Additionally, the following table replaces a similar table under 'Annual Total Return':

Average Annual Total Returns for Periods Ended December 31, 2011

1 Year 5 Years 10 Years

Vanguard STAR Fund Investor Shares

Return Before Taxes 0.77% 2.33% 5.20%

Return After Taxes on Distributions 0.04 1.21 4.16

Return After Taxes on Distributions and Sale of Fund Shares 0.70 1.49 4.00

Comparative Benchmarks

MSCI US Broad Market Index(reflects no deduction for fees, expenses, or taxes) 1.08% 0.29% -

Dow Jones U.S. Total Stock Market Index(reflects no deduction for fees, expenses, or taxes) 0.52 0.28 3.90

Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes) 7.84 6.50 5.78

MSCI EAFE Index(reflects no deduction for fees or expenses) -12.14 -4.72 4.67

STAR Composite Index(reflects no deduction for fees, expenses, or taxes) 0.87 2.64 5.01

STAR Composite Average(reflects no deduction for fees or expenses) -1.90 1.15 3.72

PS DJB2_122012

Participant
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard STAR Fund Participant) Vanguard STAR Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard STAR Fund - Investor Shares	0.77%	2.33%	5.20%
Vanguard STAR Fund - Investor Shares Barclays U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	3.90%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares MSCI EAFE Index	(12.14%)	(4.72%)	4.67%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)
Vanguard STAR Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	none	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares STAR Composite Average	(1.90%)	1.15%	3.72%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares STAR Composite Index	0.87%	2.64%	5.01%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)

Retail
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard STAR Fund Retail) Vanguard STAR Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard STAR Fund - Investor Shares	0.77%	2.33%	5.20%
Vanguard STAR Fund - Investor Shares Return After Taxes on Distributions	0.04%	1.21%	4.16%
Vanguard STAR Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	0.70%	1.49%	4.00%
Vanguard STAR Fund - Investor Shares Barclays U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	3.90%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares MSCI EAFE Index	(12.14%)	(4.72%)	4.67%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)
Vanguard STAR Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	none	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares STAR Composite Average	(1.90%)	1.15%	3.72%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares STAR Composite Index	0.87%	2.64%	5.01%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)

Average Annual Total Returns (Vanguard STAR Fund, Vanguard STAR Fund - Investor Shares)	12 Months Ended
Oct. 31, 2011
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.77%
Five Years	2.33%
Ten Years	5.20%
Inception Date	Mar 29, 1985
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.04%
Five Years	1.21%
Ten Years	4.16%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.70%
Five Years	1.49%
Ten Years	4.00%
MSCI EAFE Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.14%)
Five Years	(4.72%)
Ten Years	4.67%
Dow Jones U.S. Total Stock Market Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
STAR Composite Average
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.90%)
Five Years	1.15%
Ten Years	3.72%
Barclays U.S. Aggregate Bond Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Ten Years	5.78%
STAR Composite Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.87%
Five Years	2.64%
Ten Years	5.01%
MSCI US Broad Market Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	none

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard STAR Funds
Central Index Key	dei_EntityCentralIndexKey	0000736054
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 14, 2012
Vanguard STAR Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 7, 2012
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 7, 2012
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.77%
Five Years	rr_AverageAnnualReturnYear05	2.33%
Ten Years	rr_AverageAnnualReturnYear10	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 1985
MSCI EAFE Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.14%)
Five Years	rr_AverageAnnualReturnYear05	(4.72%)
Ten Years	rr_AverageAnnualReturnYear10	4.67%
MSCI EAFE Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
MSCI EAFE Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Dow Jones U.S. Total Stock Market Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.52%
Five Years	rr_AverageAnnualReturnYear05	0.28%
Ten Years	rr_AverageAnnualReturnYear10	3.90%
Dow Jones U.S. Total Stock Market Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
STAR Composite Average | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.90%)
Five Years	rr_AverageAnnualReturnYear05	1.15%
Ten Years	rr_AverageAnnualReturnYear10	3.72%
STAR Composite Average | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
STAR Composite Average | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Barclays U.S. Aggregate Bond Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Ten Years	rr_AverageAnnualReturnYear10	5.78%
Barclays U.S. Aggregate Bond Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Barclays U.S. Aggregate Bond Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
STAR Composite Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.87%
Five Years	rr_AverageAnnualReturnYear05	2.64%
Ten Years	rr_AverageAnnualReturnYear10	5.01%
STAR Composite Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
STAR Composite Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Ten Years	rr_AverageAnnualReturnYear10	none
MSCI US Broad Market Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)

Uncategorized Items
[vanguard_ComparativeBenchmark]	Comparative Benchmarks